Taxes on Income (Details 3) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)
Taxes on Income [Abstract]
Income before taxes on income	₪ 1,203	$ 347	₪ 817	[1]	₪ 112	[1]
Statutory tax rate	24.00%	24.00%	25.00%		26.50%
Tax calculated using statutory tax rate	₪ 289		₪ 204		₪ 30
Increase (decrease) in taxes resulting from permanent differences - the tax effect:
Tax exempt income, income subject to special tax rates and nondeductible expenses	(142)		(102)		58
Change in taxes resulting from carry-forward tax losses and other temporary differences for which no deferred taxes were provided, net	122		170		77
Tax effect in respect of new holding structure in Poland (Note 25j above)					(428)
Taxes with respect to prior years	30		20		105
Deferred taxes due to changes in tax rates	(442)		(44)		(53)
Taxes with respect to Company's share in earnings of equity- accounted investees, net	(129)		(26)		(31)
Difference in tax rate applicable to income of foreign companies and other differences	(55)		(69)		(11)
Tax expense (income), continuing operations	₪ (327)	$ (94)	₪ 153	[1]	₪ (253)	[1]
Effective tax rate	0.00%	0.00%	18.80%		0.00%

[1]	Reclassified, refer to note 2ff.